33. OTHER OPERATING INCOME (EXPENSES), NET (Tables)	12 Months Ended
Dec. 31, 2018
Other Operating Income Expenses Net Tables Abstract
Schedule of other operating income (expense)
	12.31.18	Restated 12.31.17	Restated 12.31.16
Income
Recovery of expenses (1)	285.3	119.9	99.9
Provision reversal	27.9	13.4	56.1
Scrap sales	14.7	14.5	14.4
Gain on step business combination	-	-	59.6
Gain from the disposal of property, plant and equipment	-	-	27.2
Tax amnesty program ("PERT")	-	147.7	-
Other	59.8	87.4	19.2
	387.7	382.9	276.4

Expenses
Expenses arising from Trapaça Operation (2)	(78.9)	(78.3)	-
Net loss from the disposals of property, plant and equipment	(59.6)	(21.2)	-
Rewards and short-term incentive	(47.0)	(101.5)	(7.0)
Costs on business disposed	(27.8)	(36.7)	-
Other employees benefits	(25.0)	(33.2)	(28.9)
Provision for civil and tax risks	(18.0)	(180.8)	(109.0)
Restructuring	(17.8)	(14.9)	-
Demobilization expenses	(14.8)	(44.7)	-
Insurance claims costs	(9.4)	(25.1)	(32.7)
Expected credit losses	(2.7)	(13.6)	(5.5)
Management profit sharing	-	-	(3.4)
Idleness costs	-	-	(0.2)
Other	(67.4)	(166.3)	(88.7)
	(368.4)	(716.3)	(275.4)
	19.3	(333.4)	1.0